DISCONTINUED OPERATION (Schedule of Operations Information of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit (loss)		$ 11	$ (107)	$ 262
Operating expenses:
Research and development, net		16	42	(39)
Selling and marketing		29	90	330
General and administrative		68	191	598
Total operating expenses		113	323	889
Operating income (loss)		(102)	(430)	(627)
Financial expenses (income)				28
Income (loss) on disposal of discontinued operation	[1]	529	(1,415)
Net Income (loss)		427	(1,845)	(655)
Inventory write off		624	769	490
Accounts receivable write off		248	(8)	38
Discontinued Operation [Member]
Operating expenses:
Inventory write off		529	464
Accounts receivable write off		529	233
Fixed assets write off			363
Customer relationships write off			355
Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		440	955	4,553
Cost of revenue		$ 429	$ 1,062	$ 4,291

[1]	During 2020, the Company wrote off the following assets belonging to the discontinued operation: Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355. During 2021 the company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529.